Leases (Details Narrative) $ in Thousands	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 ft²
Operating lease payments		$ 171	$ 378		$ 549	$ 563
Operating lease weighted average remaining lease term		1 year 2 months 12 days		1 year 3 months 18 days	1 year 3 months 18 days
Operating lease weighted average discount rate percent		15.60%		15.60%	15.60%
Lessee operating lease remaining lease term				The leases have remaining terms ranging from three months to 1.8 years and expire at various dates through July 2027.
Operating lease liabilities		$ 221		$ 370	$ 370
Operating lease right of use asset		219		370	370	1,022
Operating lease liability		$ 208		274	274	$ 428
Impairment loss	$ 725
Lowell Massachusetts Lease [Member]
Operating lease right of use asset				86	86
Operating lease liability				86	86
Lease [Member]
Lessee operating lease remaining lease term							2 years 4 months 24 days
Area of land | ft²							19,436
Four Properties [Member]
Operating lease liabilities				528	528
Operating lease right of use asset				$ 528	$ 528
Minimum [Member]
Lessee operating lease remaining lease term		8 months
Maximum [Member]
Lessee operating lease remaining lease term		1 year 3 months 18 days